Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Less than one year [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities [Line Items]
Lease liabilities	$ 365	$ 298
Trade payables and other payables		1,632
Accounts payable and accruals	4,058
Non-derivative financial liabilities	4,423	2,845
Contingent consideration		915
Between one to two years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities [Line Items]
Lease liabilities	197	365
IIA liability	182	140
Trade payables and other payables
Non-derivative financial liabilities	$ 379	1,189
Contingent consideration		$ 684